Michael G. Keeley
(214) 855-4160
mkeeley@jenkens.com

Jenkens & Gilchrist
a professional corporation

1445 Ross Avenue
Suite 3200
Dallas, Texas 75202

(214) 855-4500
Facsimile (214) 855-4300

www.jenkens.com

Austin, Texas
(512) 499-3800

Chicago, Illinois
(312) 425-3900

Houston, Texas
(713) 951-3300

Los Angeles, California
(310) 820-8800

Pasadena, California
(626) 578-7400

San Antonio, Texas
(210) 246-5000

Washington, D.C.
(202) 326-1500

May 13, 2005

VIA EDGAR
Securities and Exchange Commission
Division of Corporate Finance
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re:	Republic Trinidad Corporation (f/k/a The Republic Corporation) Amendment No. 7 to Schedule 13E-3; File no. 5-03196 Definitive Schedule 14A; File no. 0-08597 Filed May 13, 2005

Dear Ladies and Gentlemen:

      On behalf of our client, Republic Trinidad Corporation (f/k/a The Republic Corporation) (the “Company”), we are filing with the Securities and Exchange Commission (the “Commission”) by electronic transmission Amendment No. 7 to the above-referenced Schedule 13E-3 originally filed with the Commission on December 6, 2004, and amended on January 26, 2005, February 23, 2005, March 21, 2005, April 12, 2005, April 13, 2005, and April 15, 2005.

      Shareholders of the Company approved the transactions contemplated by and described in the Schedule 13E-3 and the Definitive Schedule 14A and proxy statement filed with the Commission on April 15, 2005 at a meeting held on May 13, 2005. Consequently, this Amendment No. 7 to the above-referenced Schedule 13E-3 represents the final amendment to the Company’s Schedule 13E-3. Original signature pages and exhibits will be retained by the Company and will be available for inspection by the Commission.

Sincerely,
/s/ Michael G. Keeley

Michael G. Keeley

Enclosure

Courtesy Copies to:	Securities and Exchange Commission Ms Mara Ransom, Office of Mergers and Acquisitions 450 Fifth Street, NW Judiciary Plaza Washington, DC 20549

cc:          Working Group